united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 7/31

Date of reporting period: 7/31/20

Item 1. Reports to Stockholders.

Astor Dynamic Allocation Fund

Class A: ASTLX          Class C: ASTZX          Class I: ASTIX

Astor Sector Allocation Fund

Class A: ASPGX          Class C: CSPGX          Class I: STARX

Astor Macro Alternative Fund

Class I: GBLMX

Annual Report

July 31, 2020

1-877-738-0333

Distributed by Northern Lights Distributors, LLC

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.astorimfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Market Overview

The financial markets for the period of 8-1-19 through 7-31-20 will forever be synonymous with the COVID-19 pandemic. While this was the main determinant of the market behavior, it may help to split this into parts.

Pre-COVID, equity markets did well to finish off 2019. The S&P 500 led broad markets by posting over a 9% return from 7-31-19 through year end. If we recall, the trade war, along with the interest-rate induced market panic of Q4 ’18, started the year on soft footing. Manufacturing gauges slid throughout 2019 on swelling growth concerns. To be certain, the ISM Manufacturing Purchasing Manager’s Index, a national gauge of economic activity in the manufacturing sector, had consecutive readings below 50 (contracting activity) from August through December. While the service part of the economy did back off somewhat as well, the consumer remained fairly resilient to general slowing growth concerns. Increasingly strong labor markets were the main reason. As we headed into 2019, the consumer was the established bedrock of the U.S. economy.

The tables turned in Q1 ’20 as COVID-19 began to spread globally. The pandemic impact really began to hit the financial markets in the U.S. in early-to-mid March, as cities began to see outbreaks. The subsequent social distancing rules and shutdowns were a suppression to the global economy. As a result, we saw the largest ever single-month job loss of over 20 million as measured by the U.S. Nonfarm payroll report. In total, we saw over 55m American file for unemployment claims from 3-20-20 to 7-31-20. While not typically a focal point for macroeconomic analysts, continuing jobless claims may be the best current gauge of the impact of the pandemic. Prior to the 3-20-20 reading, this gauge typically read around 1.7m (workers filing for continuing claims for more than one week). As of 7-31, there were ~15.5m workers that were on unemployment benefits for more than one week. While the numbers are large and subject to volatility, many workers are still without jobs for one reason or another.

As a result of the dramatic falloff/suppression in economic activity, the Astor Economic Index® (“AEI”), Astor’s proprietary index for measuring macroeconomic activity and trends, dropped substantially in early Q2 ’20. The recovery in the economic data as the quarter progressed and into early Q3 ’20, caused the AEI to rebound some in late Q2/early Q3 but not back to pre-COVID levels. The overall magnitude of the data change, as a result of the economic suppression, was unprecedented in modern economics.

Astor Dynamic Allocation Fund

The Astor Dynamic Allocation Fund was down -1.74% for the one-year period 8-1-19 to 7-31-20. This compares to the S&P 500 Index which was up 11.96% for the same period. This also compares to the HFRI Macro (Total) Index which was up 2.48%.

As discussed in the above section, COVID-19 hit the markets and economy hard and swiftly. The fund came into Q1 ’20 with a beta target in the mid-.50s relative to the S&P 500 Index as the market experienced one of the fastest sell offs in history. The S&P 500 experienced a 33.79% drawdown from 2-19-20 (the market peak date) to 3-23-20 (the market bottom date). Large capitalization stocks fared better than small companies as the Russell 2000 Index fell 40.67%. Over that same period, the Astor Dynamic Allocation Fund had a drawdown of 22.48%. With a beta in the mid-.50s, the fund was able to mitigate some of the market drawdown. However, non-equity exposure was not immune to the market meltdown and these positions weighed on the fund’s performance. Short-duration, investment grade credit, a typically stable part of the fixed income asset class, was down 4.63%, as measured by the Bloomberg Barclays U.S. Corporate 1-3 Year Index. Even worse for comparison, the Bloomberg Barclays U.S. Long Corporate Bond Index was down 18.40%.

As the weak data expectations materialized in late March/early April, the impacts on the Astor Economic Index® were apparent. The AEI moved down swiftly, indicating substantially reduced risk exposure. The fund’s beta was reduced to ~0.05 in April. With such an initial, sharp suppression of economic activity, proceeding months saw bounce backs in most employment and output gauges. However, absolute levels of economic activity remained substantially below pre-COVID levels. Nonetheless, equity markets in the U.S. and worldwide staged substantial recovery rallies from the lows in March. The Astor Economic Index®, which measures the movement in macro data, began to move back higher in June (based on May data) and into July as economic activity thawed. The beta of the fund approached ~0.25 by the end of July, still well below pre-COVID highs.

Astor Sector Allocation Fund

The Astor Sector Allocation Fund was up 0.03% for the one-year period 8-1-19 to 7-31-2020. This compares to the S&P 500 Index which was up 11.96% for the same period. COVID-19 hit the markets and economy hard and swiftly, as discussed in previous sections.

The fund came into Q1 ’20, having reduced overall equity exposure somewhat in the second half of 2019. Manufacturing weakness had weighed on the overall measure of economic activity. As trade tensions eased, manufacturing was looking to rebound in early 2020 pre-COVID. A such, Astor’s Investment Committee added equity early in the quarter, bringing exposure above 80%. The fund had a drawdown (peak to valley) of 27.63%, compared to a 33.79% drawdown for the S&P 500 Index, from 2-19-20 (the market peak date) to 3-23-20 (the market bottom date).

As economic data weakness triggered risk management readings for the fund, the overall equity level was reduced in April to ~25%. With the reduction, the sector exposures remained constant. Technology, Health Care and Communication, some of the best performing segments of the equity market, remained among the fund’s largest holdings throughout.

Astor Macro Alternative Fund

The Astor Macro Alternative Fund was up 9.93% for the one-year period 8-1-19 to 7-31-20. This compares to the HFRI Macro (Total) Index, which was up 2.48%. It also compares to the S&P 500 Index, which was up 11.96% for the same period.

The asset allocation component of the fund (long ETFs), was a positive contributor to performance. Long Nasdaq 100 and Treasury holdings’ gains outweighed losses in other large cap U.S. equity and emerging market positions. The fund experienced a drawdown (peak to trough) of 10.61%. The equity hedge component helped to mitigate a portion of equity market losses during the pandemic-led crisis. The futures and commodity component of the fund was positive as well, led by foreign currency (long dollar) positions.

Market and Economy Looking Forward

The economy has broadly stabilized but is still insecure, as a result of COVID-led disruptions. A portion of the jobs that were lost in the initial fury of the virus found their way back. More granular data on the economic, such as restaurants and travel bookings, have shown Americans’ willingness to resume some activity. The Federal Reserve is stationed to provide as much liquidity as possible to help the financial system function as needed, which also provides reassurance to investors. As we head into the last quarter of the year, the major U.S. equity markets have erased all or nearly all of their losses. Now we find ourselves at a crossroads of whether the recovery will extend beyond here. Many Americans are still without work and the virus has reasserted itself. The recent positive trends in economic activity are juxtaposed with potential caps in absolute levels, given questions on the capacity of the economy to return to previous levels in the near term.

3976-NLD-9/10/2020

AIM-9/10/20-OP148

ASTOR DYNAMIC ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2020

Average Annual Total Return through July 31, 2020*, as compared to its benchmarks:

		Annualized	Annualized	Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Five Year	Ten Year	Inception (1)	Inception (2)	Inception (3)
Astor Dynamic Allocation Fund - Class A Shares	(2.02)%	3.59%	4.22%	N/A	N/A	N/A	4.95%
Astor Dynamic Allocation Fund - Class A Shares With Load	(6.67)%	1.93%	3.21%	N/A	N/A	N/A	4.37%
Astor Dynamic Allocation Fund - Class C Shares	(2.74)%	2.82%	3.44%	3.75%	N/A	3.26%	N/A
Astor Dynamic Allocation Fund - Class I Shares	(1.74)%	3.85%	4.48%	4.79%	4.32%	N/A	N/A
S&P 500 Total Return Index **	11.96%	12.01%	11.49%	13.84%	12.97%	12.90%	14.11%
Bloomberg Barclays Capital U.S. Aggregate Bond Index ***	10.12%	5.69%	4.47%	3.87%	4.20%	4.15%	3.69%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 1.71%, 2.46%, and 1.46% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.61%, 2.36%, and 1.36% for Class A, Class C, and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15%, and 1.15% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I and Class R inception date is October 19, 2009.

(2)	Class C inception date is March 12, 2010.

(3)	Class A inception date is November 30, 2011.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class, as of July 31, 2020 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	58.4%
Exchange Traded Funds - Equity	24.9%
Short-Term Investments	20.9%
Exchange Traded Funds - Commodity	15.8%
Liabilities in Excess of Other Assets	(20.0)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

ASTOR SECTOR ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2020

Average Annual Total Return through July 31, 2020*, as compared to its benchmarks:

		Annualized	Annualized	Annualized Since	Annualized Since
	One Year	Three Year	Five Year	Inception (1)	Inception (2)
Astor Sector Allocation Fund - Class A Shares	(0.23)%	4.41%	3.84%	7.60%	N/A
Astor Sector Allocation Fund - Class A Shares With Load	(4.99)%	2.73%	2.84%	6.99%	N/A
Astor Sector Allocation Fund - Class C Shares	(0.97)%	3.60%	3.06%	6.79%	N/A
Astor Sector Allocation Fund - Class I Shares	0.03%	4.65%	4.10%	N/A	4.83%
S&P 500 Total Return Index **	11.96%	12.01%	11.49%	14.11%	11.53%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 1.98%, 2.73%, and 1.73% for Class A, Class C, and Class I respectively, per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expenses, including underlying funds, are 1.72%, 2.47%, and 1.47% for Class A, Class C and Class I shares, respectively. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.40%, 2.15% and 1.15%, for Class A, Class C, Class I shares, respectively. Class A shares are subject to a maximum sales charge of 4.75% of the purchase price. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class A and C inception date is November 30, 2011.

(2)	Class I inception date is January 6, 2014.

Comparison of the Change in Value of a $10,000 Investment

Comparison of the Change in Value of a $10,000 Investment

ASTOR SECTOR ALLOCATION FUND
PORTFOLIO REVIEW (Unaudited) (Continued)
July 31, 2020

The Fund’s holdings by asset class, as of July 31, 2020 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	70.6%
Exchange Traded Funds - Equity	24.2%
Short-Term Investments	5.8%
Exchange Traded Funds - REIT	1.3%
Liabilities in Excess of Other Assets	(1.9)%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

ASTOR MACRO ALTERNATIVE FUND
PORTFOLIO REVIEW (Unaudited)
July 31, 2020

Average Annual Total Return through July 31, 2020*, as compared to its benchmarks:

		Annualized	Annualized	Annualized Since
	One Year	Three Year	Five Year	Inception (1)
Astor Macro Alternative Fund - Class I Shares	9.93%	10.61%	7.67%	7.46%
S&P 500 Total Return Index **	11.96%	12.01%	11.49%	11.07%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense, including underlying funds, is 3.72% for Class I shares per the most recent prospectus. After fee waivers and/or reimbursements, the Fund’s net operating expense, including underlying funds, is 1.94% for Class I shares. Pursuant to a written contract (the “Waiver Agreement”), the advisor has agreed, at least until November 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the advisor)) do not exceed 1.75% for Class I shares. Performance figures for periods greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-738-0333.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	Class I inception date is June 22, 2015.

Comparison of the Change in Value of a $10,000 Investment

The Fund’s holdings by asset class, as of July 31, 2020 are as follows:

Asset Classes	% of Net Assets
Exchange Traded Funds - Debt	44.4%
Exchange Traded Funds - Equity	38.2%
Exchange Traded Funds - Commodity	4.2%
Short-Term Investment	6.1%
Other Assets in Excess of Liabilities	7.1%
Total	100.0%

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

Astor Dynamic Allocation Fund
SCHEDULE OF INVESTMENTS
July 31, 2020

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 99.1%
	COMMODITY FUND - 15.8%
625,766	Aberdeen Standard Physical Gold Shares ETF *^	$11,883,296
866,604	Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	11,751,150
66,386	SPDR Gold Shares *	12,309,956
		35,944,402
	DEBT FUNDS - 58.4%
221,691	First Trust Low Duration Opportunities ETF	11,481,377
87,605	iShares 3-7 Year Treasury Bond ETF ^	11,745,202
166,266	iShares iBoxx $ Investment Grade Corporate Bond ETF	23,002,901
83,306	iShares Short Treasury Bond ETF	9,225,307
203,288	iShares Short-Term Corporate Bond ETF	11,191,005
402,243	JPMorgan Ultra-Short Income ETF ^	20,466,124
364,959	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF ^	11,160,446
248,062	SPDR Portfolio Long Term Treasury ETF	12,120,309
380,316	SPDR Portfolio Short Term Treasury ETF	11,687,111
133,789	Vanguard Short-Term Bond ETF ^	11,144,624
		133,224,406
	EQUITY FUNDS - 24.9%
43,112	Invesco QQQ Trust Series 1 ^	11,458,739
103,748	Invesco S&P 500 Equal Weight ETF ^	11,084,436
224,634	iShares Core MSCI Emerging Markets ETF	11,615,824
310,298	iShares Core S&P Total U.S. Stock Market ETF	22,788,285
		56,947,284

	TOTAL EXCHANGE TRADED FUNDS (Cost $215,651,300)	226,116,092

	SHORT-TERM INVESTMENTS - 20.9%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 19.9%
45,410,992	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.04% +(a)	45,410,992

	MONEY MARKET FUND - 1.0%
2,316,426	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.08% +	2,316,426

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,727,418)	47,727,418

	TOTAL INVESTMENTS - 120.0% (Cost $263,378,718)	$273,843,510
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.0)%	(45,547,175)
	TOTAL NET ASSETS - 100.0%	$228,296,335

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipts

*	Non-Income producing security.

^	Security, or a portion of the security, is out on loan at July 31, 2020. Total Loaned securities had a value of $44,196,994 at July 31, 2020.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.

(a)	The loaned securities were secured with short-term investment cash collateral of $45,410,992.

See accompanying notes to financial statements.

Astor Sector Allocation Fund
SCHEDULE OF INVESTMENTS
July 31, 2020

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 96.1%
	DEBT FUNDS - 70.6%
32,277	Invesco Ultra Short Duration ETF ^	$1,629,343
27,586	iShares Core U.S. Aggregate Bond ETF	3,298,182
23,608	iShares iBoxx $ Investment Grade Corporate Bond ETF	3,266,167
25,844	iShares Short Maturity Bond ETF ^	1,294,009
32,676	iShares Short Treasury Bond ETF	3,618,540
70,592	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	6,461,992
107,086	SPDR Portfolio Short Term Treasury ETF ^	3,290,753
		22,858,986
	EQUITY FUNDS - 24.2%
18,183	Consumer Staples Select Sector SPDR Fund	1,140,074
8,150	Energy Select Sector SPDR Fund	293,644
4,029	First Trust Health Care AlphaDEX Fund *	383,400
35,497	First Trust Technology AlphaDEX Fund	3,169,882
13,694	Health Care Select Sector SPDR Fund	1,445,128
13,912	Vanguard Communication Services ETF ^	1,389,809
		7,821,937
	REIT FUND - 1.3%
11,821	Real Estate Select Sector SPDR Fund	428,629

	TOTAL EXCHANGE TRADED FUNDS (Cost $29,065,799)	31,109,552

	SHORT-TERM INVESTMENTS - 5.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 1.6%
520,076	Morgan Stanley Liquidity Treasury Fund, Institutional Class, 0.04% +(a)	520,076

	MONEY MARKET FUND - 4.2%
1,367,399	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.08% +	1,367,399

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,887,475)	1,887,475

	TOTAL INVESTMENTS - 101.9% (Cost $30,953,274)	$32,997,027
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(623,577)
	TOTAL NET ASSETS - 100.0%	$32,373,450

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipts

^	Security, or a portion of the security, is out on loan at July 31, 2020. Total Loaned securities had a value of $502,315 at July 31, 2020.

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.

(a)	The loaned securities were secured with short-term investment cash collateral of $520,076.

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
July 31, 2020

Shares		Fair Value

	EXCHANGE TRADED FUNDS - 86.8%
	COMMODITY FUND - 4.2%
3,097	SPDR Gold Shares *	$574,277

	DEBT FUNDS - 44.4%
15,426	iShares 20+ Year Treasury Bond ETF	2,637,846
9,544	iShares Core U.S. Aggregate Bond ETF	1,141,081
20,225	iShares Short Treasury Bond ETF	2,239,716
		6,018,643
	EQUITY FUNDS - 38.2%
26,304	Alerian MLP ETF	624,457
11,973	Invesco QQQ Trust Series 1	3,182,304
3,635	iShares MSCI Brazil ETF	118,283
4,027	iShares MSCI Chile ETF	110,018
1,509	iShares MSCI China ETF	107,909
3,555	iShares MSCI India ETF	113,547
3,806	iShares MSCI Indonesia ETF	71,324
1,272	iShares MSCI Malaysia ETF	34,738
2,352	iShares MSCI Mexico ETF	76,511
4,007	iShares MSCI Philippines ETF	103,821
6,477	iShares MSCI Poland ETF	113,930
2,158	iShares MSCI Russia ETF	75,077
2,866	iShares MSCI South Africa ETF	107,561
2,560	iShares MSCI Taiwan ETF	114,176
1,637	iShares MSCI Thailand ETF	112,396
4,670	iShares MSCI Turkey ETF	100,732
		5,166,784

	TOTAL EXCHANGE TRADED FUNDS (Cost $11,201,569)	11,759,704

	SHORT-TERM INVESTMENT - 6.1%
830,654	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class, 0.08% +	830,654
	TOTAL SHORT-TERM INVESTMENT (Cost $830,654)

	TOTAL INVESTMENTS - 92.9% (Cost $12,032,223)	$12,590,358
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.1%	955,662
	TOTAL NET ASSETS - 100.0%	$13,546,020

ETF - Exchange Traded Fund

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

SPDR - Standard and Poor’s Depositary Receipts

*	Non-Income producing security.

+	Money market fund; interest rate reflects seven-day effective yield on July 31, 2020.

See accompanying notes to financial statements.

Astor Macro Alternative Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)
July 31, 2020

FUTURES CONTRACTS ^

			Underlying Face Amount at
Long Contracts	Description	Counterparty	Value **	Unrealized Gain
16	Australian Dollar Future September 2020	Interactive Broker	$1,143,520	$23,860
14	British Pound Future September 2020	Interactive Broker	1,146,950	33,072
8	Euro FX Future September 2020	Interactive Broker	1,179,950	29,280
10	Japanese Yen Future September 2020	Interactive Broker	1,182,438	14,038
18	Long Gilt Future September 2020	Interactive Broker	3,273,247	25,083
10	World Sugar #11 October 2020	Interactive Broker	141,568	5,850
	Net Unrealized Gain from Open Long Futures Contracts			$131,183

			Underlying Face Amount at
Short Contracts	Description	Counterparty	Value **	Unrealized Gain (Loss)
4	Canada 10 Year Bond Future September 2020	Interactive Broker	$461,963	$(1,906)
3	Coffee ‘C’ Future September 2020	Interactive Broker	133,819	(23,634)
16	Corn Future December 2020	Interactive Broker	261,600	10,942
2	Euro-Bund Future September 2020	Interactive Broker	419,835	(5,069)
6	Soybean Future November 2020	Interactive Broker	267,750	(3,017)
3	U.S. 10 Year Note September 2020	Interactive Broker	420,234	(3,098)
10	Wheat Future September 2020	Interactive Broker	265,625	(12,578)
	Net Unrealized Loss from Open Short Futures Contracts			$(38,360)

^	Each futures contract is a holding of AMA Fund Limited CFC (“AMA”) which commenced operations on June 22, 2015 and is a wholly owned subsidiary of the Astor Macro Alternative Fund.

**	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by AMA are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of AMA’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to AMA.

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2020

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
ASSETS
Investment securities (including securities on loan):
At cost	$263,378,718	$30,953,274	$12,032,223
At value	$273,843,510	$32,997,027	$12,590,358
Foreign currency, at value (Cost $0, $0 and $228,449, respectively)	—	—	228,449
Receivable due from advisor	—	—	6,322
Deposits for futures contracts	—	—	613,382
Net unrealized appreciation on futures contracts	—	—	92,823
Dividends and interest receivable	328	128	38
Receivable for foreign exchange	—	—	10,378
Receivable for Fund shares sold	223,875	454	6,981
Prepaid expenses and other assets	47,836	41,947	22,194
TOTAL ASSETS	274,115,549	33,039,556	13,570,925

LIABILITIES
Collateral on securities loaned (see Note 2)	45,410,992	520,076	—
Distribution (12b-1) fees payable	31,606	11,985	—
Investment advisory fees payable	157,215	13,099	—
Payable to related parties	23,072	10,958	4,370
Payable for Fund shares redeemed	173,383	85,305	—
Accrued expenses and other liabilities	22,946	24,683	20,535
TOTAL LIABILITIES	45,819,214	666,106	24,905
NET ASSETS	$228,296,335	$32,373,450	$13,546,020

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$221,312,737	$30,724,081	$12,510,962
Accumulated earnings	6,983,598	1,649,369	1,035,058
NET ASSETS	$228,296,335	$32,373,450	$13,546,020

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
July 31, 2020

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
Net Asset Value Per Share:
Class A Shares:
Net Assets	$14,089,072	$8,147,571	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,095,703	578,770	—
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$12.86	$14.08	$—
Maximum offering price per share (4.75% sales charge)	$13.50	$14.78	$—

Class C Shares:
Net Assets	$33,278,053	$13,514,707	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,714,968	1,034,243	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.26	$13.07	$—

Class I Shares:
Net Assets	$180,929,210	$10,711,172	$13,546,020
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,027,757	749,249	1,158,721
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$12.90	$14.30	$11.69

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF OPERATIONS
For the Year Ended July 31, 2020

			Astor Macro
	Astor Dynamic	Astor Sector	Alternative Fund
	Allocation Fund	Allocation Fund	(Consolidated)
INVESTMENT INCOME
Dividends	$4,416,247	$620,958	$91,237
Interest	160,131	16,616	—
Securities lending income - net	110,323	126,240	—
TOTAL INVESTMENT INCOME	4,686,701	763,814	91,237

EXPENSES
Investment advisory fees	2,209,468	390,922	108,110
Distribution (12b-1) fees, Class A shares	38,672	23,515	—
Distribution (12b-1) fees, Class C shares	334,597	165,347	—
Administrative services fees	192,062	48,055	37,794
Third party administrative servicing fees	136,019	24,531	7,095
Transfer agent fees	134,910	49,554	17,056
Registration fees	81,150	58,340	7,375
Accounting services fees	60,096	35,645	20,000
Printing expenses	48,845	14,936	3,253
Compliance officer fees	26,817	12,631	6,291
Custodian fees	23,216	7,563	5,577
Legal fees	17,755	16,423	15,837
Trustees fees and expenses	17,319	17,108	15,079
Audit fees	15,544	15,500	22,000
Miscellaneous expense	6,528	3,550	2,129
Insurance expense	5,490	1,098	366
TOTAL EXPENSES	3,348,488	884,718	267,962

Less: Fees waived and/or expenses reimbursed by the advisor	(300,499)	(223,426)	(137,175)

NET EXPENSES	3,047,989	661,292	130,787
NET INVESTMENT INCOME (LOSS)	1,638,712	102,522	(39,550)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from security transactions	(2,469,525)	(476,487)	328,130
Net realized gain from futures transactions	—	—	309,568
Net realized loss from foreign currency transactions	—	—	(3,750)
Net change in unrealized appreciation (depreciation) on investments	(4,809,547)	(94,367)	243,535
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	(21,065)
Net change in unrealized appreciation on foreign currency transactions	—	—	11,069
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS	(7,279,072)	(570,854)	867,487

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,640,360)	$(468,332)	$827,937

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Astor Dynamic Allocation Fund
	For the	For the
	Year Ended	Year Ended
	July 31, 2020	July 31, 2019
FROM OPERATIONS
Net investment income	$1,638,712	$1,949,978
Net realized gain (loss) from security transactions	(2,469,525)	5,456,461
Net change in unrealized appreciation (depreciation) on investments	(4,809,547)	(5,733,321)
Net increase (decrease) in net assets resulting from operations	(5,640,360)	1,673,118

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(346,330)	(704,133)
Class C	(668,492)	(982,574)
Class I	(4,518,221)	(7,120,212)
Return of capital
Class A	(28,778)	—
Class C	(62,296)	—
Class I	(341,873)	—
Total distributions to shareholders	(5,965,990)	(8,806,919)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	2,749,000	7,364,933
Class C	10,893,962	10,220,564
Class I	100,678,299	104,873,681
Distributions reinvested
Class A	324,475	641,257
Class C	658,880	908,863
Class I	4,032,867	6,089,673
Cost of shares redeemed
Class A	(5,513,273)	(6,445,202)
Class C	(7,417,973)	(5,642,990)
Class I	(92,158,780)	(85,722,247)
Net increase in net assets from shares of beneficial interest	14,247,457	32,288,532

TOTAL INCREASE IN NET ASSETS	2,641,107	25,154,731

NET ASSETS
Beginning of Year	225,655,228	200,500,497
End of Year	$228,296,335	$225,655,228

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Dynamic Allocation Fund
	For the	For the
	Year Ended	Year Ended
	July 31, 2020	July 31, 2019
SHARE ACTIVITY
Class A:
Shares Sold	203,949	538,459
Shares Reinvested	23,862	54,981
Shares Redeemed	(418,747)	(488,174)
Net increase (decrease) in shares of beneficial interest outstanding	(190,936)	105,266

Class C:
Shares Sold	863,568	795,492
Shares Reinvested	50,416	81,986
Shares Redeemed	(601,245)	(452,314)
Net increase in shares of beneficial interest outstanding	312,739	425,164

Class I:
Shares Sold	7,760,788	7,908,359
Shares Reinvested	296,654	518,586
Shares Redeemed	(7,199,974)	(6,650,078)
Net increase in shares of beneficial interest outstanding	857,468	1,776,867

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the	For the
	Year Ended	Year Ended
	July 31, 2020	July 31, 2019
FROM OPERATIONS
Net investment income	$102,522	$158,684
Net realized gain (loss) from security transactions	(476,487)	5,944,012
Net change in unrealized appreciation (depreciation) on investments	(94,367)	(7,357,305)
Net decrease in net assets resulting from operations	(468,332)	(1,254,609)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(974,349)	(1,754,083)
Class C	(1,826,640)	(3,342,267)
Class I	(1,704,721)	(3,661,563)
From distributions to shareholders	(4,505,710)	(8,757,913)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	228,387	1,223,838
Class C	96,388	351,152
Class I	2,336,051	6,067,816
Distributions reinvested
Class A	936,139	1,631,316
Class C	1,730,236	3,195,486
Class I	1,657,093	3,486,176
Cost of shares redeemed
Class A	(2,901,503)	(5,136,011)
Class C	(6,462,645)	(7,828,210)
Class I	(10,947,535)	(17,812,529)
Net decrease in net assets from shares of beneficial interest	(13,327,389)	(14,820,966)

TOTAL DECREASE IN NET ASSETS	(18,301,431)	(24,833,488)

NET ASSETS
Beginning of Year	50,674,881	75,508,369
End of Year	$32,373,450	$50,674,881

See accompanying notes to financial statements.

The Astor Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Astor Sector Allocation Fund
	For the	For the
	Year Ended	Year Ended
	July 31, 2020	July 31, 2019
SHARE ACTIVITY
Class A:
Shares Sold	15,727	81,051
Shares Reinvested	63,899	128,447
Shares Redeemed	(202,997)	(330,997)
Net decrease in shares of beneficial interest outstanding	(123,371)	(121,499)

Class C:
Shares Sold	7,597	23,676
Shares Reinvested	126,665	266,735
Shares Redeemed	(480,448)	(525,496)
Net decrease in shares of beneficial interest outstanding	(346,186)	(235,085)

Class I:
Shares Sold	151,312	378,840
Shares Reinvested	111,433	270,919
Shares Redeemed	(751,659)	(1,155,237)
Net decrease in shares of beneficial interest outstanding	(488,914)	(505,478)

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Astor Macro Alternative Fund
	For the	For the
	Year Ended	Year Ended
	July 31, 2020	July 31, 2019
FROM OPERATIONS
Net investment loss	$(39,550)	$(17,584)
Net realized gain from security transactions, futures transactions and foreign currency transactions	633,948	543,810
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency transactions	233,539	232,226
Net increase in net assets resulting from operations	827,937	758,452

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	(704,041)	(266,294)
From distributions to shareholders	(704,041)	(266,294)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	7,914,083	3,840,255
Distributions reinvested
Class I	486,246	212,692
Cost of shares redeemed
Class I	(1,683,720)	(5,045,568)
Net increase (decrease) in net assets from shares of beneficial interest	6,716,609	(992,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,840,505	(500,463)

NET ASSETS
Beginning of Year	6,705,515	7,205,978
End of Year	$13,546,020	$6,705,515

SHARE ACTIVITY

Class I:
Shares Sold	698,038	354,454
Shares Reinvested	44,610	21,442
Shares Redeemed	(147,720)	(463,124)
Net increase (decrease) in shares of beneficial interest outstanding	594,928	(87,228)

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class A
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2020	2019		2018	2017	2016

Net asset value, beginning of year	$13.44	$13.83		$13.02	$12.20	$12.02
Activity from investment operations:
Net investment income (1)	0.08	0.10		0.07	0.09	0.07
Net realized and unrealized gain (loss) on investments	(0.33)	(0.00	) (6)	1.47	0.88	0.21
Total from investment operations	(0.25)	0.10		1.54	0.97	0.28
Less distributions from:
Net investment income	(0.09)	(0.12)		(0.11)	(0.12)	(0.10)
Net realized gains	(0.22)	(0.37)		(0.62)	(0.03)	(0.00	) (6)
Return of capital	(0.02)	—		—	—	—
Total distributions	(0.33)	(0.49)		(0.73)	(0.15)	(0.10)
Net asset value, end of year	$12.86	$13.44		$13.83	$13.02	$12.20
Total return (2)	(2.02)%	1.25%		12.07%	7.99%	2.39%
Net assets, at end of year (000s)	$14,089	$17,290		$16,333	$11,372	$11,418
Ratio of gross expenses to average net assets (3)(4)	1.53%	1.50%		1.59%	1.68%	1.71%
Ratio of net expenses to average net assets (4)	1.40%	1.40%		1.40%	1.44%	1.50%
Ratio of net investment income to average net assets (5)	0.63%	0.76%		0.49%	0.74%	0.62%
Portfolio Turnover Rate	116%	79%		52%	78%	55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class C
	Year Ended	Year Ended		Year Ended	Year Ended		Year Ended
	July 31,	July 31,		July 31,	July 31,		July 31,
	2020	2019		2018	2017		2016

Net asset value, beginning of year	$12.87	$13.30		$12.60	$11.83		$11.69
Activity from investment operations:
Net investment income (loss) (1)	(0.02)	(0.00	) (6)	(0.04)	(0.00	) (6)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.32)	(0.00	) (6)	1.42	0.85		0.19
Total from investment operations	(0.34)	(0.00	) (6)	1.38	0.85		0.18
Less distributions from:
Net Investment Income	(0.03)	(0.06)		(0.06)	(0.05)		(0.04)
Net realized gains	(0.22)	(0.37)		(0.62)	(0.03)		(0.00	) (6)
Return of capital	(0.02)	—		—	—		—
Total distributions	(0.27)	(0.43)		(0.68)	(0.08)		(0.04)
Net asset value, end of year	$12.26	$12.87		$13.30	$12.60		$11.83
Total return (2)	(2.74)%	0.51%		11.19%	7.21%		1.60%
Net assets, at end of year (000s)	$33,278	$30,916		$26,293	$20,587		$20,339
Ratio of gross expenses to average net assets (3)(4)	2.28%	2.25%		2.34%	2.43%		2.46%
Ratio of net expenses to average net assets (4)	2.15%	2.15%		2.15%	2.19%		2.25%
Ratio of net investment income (loss) to average net assets (5)	(0.14)%	0.02%		(0.28)%	(0.03)%		(0.13)%
Portfolio Turnover Rate	116%	79%		52%	78%		55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Dynamic Allocation Fund Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$13.47	$13.86	$13.04	$12.21	$12.03
Activity from investment operations:
Net investment income (1)	0.11	0.14	0.10	0.12	0.10
Net realized and unrealized gain (loss) on investments	(0.33)	(0.01)	1.47	0.88	0.21
Total from investment operations	(0.22)	0.13	1.57	1.00	0.31
Less distributions from:
Net investment income	(0.10)	(0.15)	(0.13)	(0.14)	(0.13)
Net realized gains	(0.22)	(0.37)	(0.62)	(0.03)	(0.00	) (6)
Return of capital	(0.03)	—	—	—	—
Total distributions	(0.35)	(0.52)	(0.75)	(0.17)	(0.13)
Net asset value, end of year	$12.90	$13.47	$13.86	$13.04	$12.21
Total return (2)	(1.74)%	1.47%	12.31%	8.32%	2.62%
Net assets, at end of year (000s)	$180,929	$177,450	$157,874	$101,006	$81,800
Ratio of gross expenses to average net assets (3)(4)	1.28%	1.25%	1.34%	1.43%	1.46%
Ratio of net expenses to average net assets (4)	1.15%	1.15%	1.15%	1.19%	1.25%
Ratio of net investment income to average net assets (5)	0.86%	1.03%	0.70%	0.97%	0.88%
Portfolio Turnover Rate	116%	79%	52%	78%	55%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.57	$18.31	$16.28	$14.64	$15.41
Activity from investment operations:
Net investment income (loss) (1)	0.06	0.07	0.03	0.01	(0.06)
Net realized and unrealized gain (loss) on investments	(0.04)	(0.48)	2.11	1.63	(0.63)
Total from investment operations	0.02	(0.41)	2.14	1.64	(0.69)
Less distributions from:
Net investment income	(0.02)	(0.04)	—	—	—
Net realized gains	(1.49)	(2.29)	(0.11)	—	(0.08)
Total distributions	(1.51)	(2.33)	(0.11)	—	(0.08)
Net asset value, end of year	$14.08	$15.57	$18.31	$16.28	$14.64
Total return (2)	(0.23)%	0.66%	13.19%	11.20%	(4.48)%
Net assets, at end of year (000s)	$8,148	$10,934	$15,077	$17,588	$30,447
Ratio of gross expenses to average net assets (3)(4)	1.94%	1.66%	1.69%	1.68%	1.65%
Ratio of net expenses to average net assets (4)	1.40%	1.40%	1.40%	1.44%	1.50%
Ratio of net investment income (loss) to average net assets (5)	0.43%	0.44%	0.15%	0.07%	(0.40)%
Portfolio Turnover Rate	119%	138%	66%	82%	68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class C
	Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	July 31,	July 31,		July 31,	July 31,	July 31,
	2020	2019		2018	2017	2016

Net asset value, beginning of year	$14.64	$17.46		$15.64	$14.18	$15.04
Activity from investment operations:
Net investment loss (1)	(0.04)	(0.05)		(0.10)	(0.10)	(0.15)
Net realized and unrealized gain (loss) on investments	(0.04)	(0.48)		2.03	1.56	(0.63)
Total from investment operations	(0.08)	(0.53)		1.93	1.46	(0.78)
Less distributions from:
Net investment income	—	(0.00	) (6)	—	—	—
Net realized gains	(1.49)	(2.29)		(0.11)	—	(0.08)
Total distributions	(1.49)	(2.29)		(0.11)	—	(0.08)
Net asset value, end of year	$13.07	$14.64		$17.46	$15.64	$14.18
Total return (2)	(0.97)%	(0.09)%		12.38%	10.30%	(5.19)%
Net assets, at end of year (000s)	$13,515	$20,213		$28,201	$31,799	$46,216
Ratio of gross expenses to average net assets (3)(4)	2.69%	2.41%		2.44%	2.43%	2.40%
Ratio of net expenses to average net assets (4)	2.15%	2.15%		2.15%	2.19%	2.25%
Ratio of net investment loss to average net assets (5)	(0.30)%	(0.32)%		(0.61)%	(0.68)%	(1.12)%
Portfolio Turnover Rate	119%	138%		66%	82%	68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

The Astor Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Sector Allocation Fund Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.77	$18.48	$16.40	$14.72	$15.46
Activity from investment operations:
Net investment income (loss) (1)	0.11	0.11	0.07	0.05	(0.02)
Net realized and unrealized gain (loss) on investments	(0.05)	(0.47)	2.13	1.63	(0.64)
Total from investment operations	0.06	(0.36)	2.20	1.68	(0.66)
Less distributions from:
Net investment income	(0.04)	(0.06)	(0.01)	—	—
Net realized gains	(1.49)	(2.29)	(0.11)	—	(0.08)
Total distributions	(1.53)	(2.35)	(0.12)	—	(0.08)
Net asset value, end of year	$14.30	$15.77	$18.48	$16.40	$14.72
Total return (2)	0.03%	0.97%	13.47%	11.41%	(4.27)%
Net assets, at end of year (000s)	$10,711	$19,528	$32,230	$30,526	$36,856
Ratio of gross expenses to average net assets (3)(4)	1.69%	1.41%	1.44%	1.43%	1.40%
Ratio of net expenses to average net assets (4)	1.15%	1.15%	1.15%	1.19%	1.25%
Ratio of net investment income (loss) to average net assets (5)	0.74%	0.68%	0.40%	0.31%	(0.13)%
Portfolio Turnover Rate	119%	138%	66%	82%	68%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year Presented

	Astor Macro Alternative Fund Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,	July 31,
	2020	2019	2018	2017	2016

Net asset value, beginning of year	$11.89	$11.07	$10.34	$10.59	$9.96
Activity from investment operations:
Net investment income (loss) (1)	(0.06)	(0.05)	(0.04)	0.04	0.01
Net realized and unrealized gain (loss) on investments	1.14	1.25	1.10	(0.01)	0.64
Total from investment operations	1.08	1.20	1.06	0.03	0.65
Less distributions from:
Net investment income	(0.64)	(0.11)	(0.04)	(0.18)	(0.02)
Net realized gains	(0.64)	(0.27)	(0.29)	(0.10)	—
Total distributions	(1.28)	(0.38)	(0.33)	(0.28)	(0.02)
Net asset value, end of year	$11.69	$11.89	$11.07	$10.34	$10.59
Total return (2)	9.93%	11.54%	10.38%	0.35%	6.56%
Net assets, at end of year (000s)	$13,546	$6,706	$7,206	$2,013	$2,054
Ratio of gross expenses to average net assets (3)(4)	3.59%	3.53%	5.67%	9.17%	10.43%
Ratio of net expenses to average net assets (4)	1.75%	1.75%	1.75%	1.78%	1.99%
Ratio of net investment income (loss) to average net assets (5)	(0.52)%	(0.24)%	(0.40)%	0.42%	0.12%
Portfolio Turnover Rate	302%	190%	194%	114%	117%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown exclude the effect of applicable sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS
July 31, 2020

1.	ORGANIZATION

The Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and Astor Macro Alternative Fund (each a “Fund” or collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Astor Dynamic Allocation Fund seeks total return through a combination of capital appreciation and income. The Astor Sector Allocation Fund seeks capital appreciation. The Astor Macro Alternative Fund seeks to provide positive returns over a market cycle regardless of market conditions or general market direction. The Astor Dynamic Allocation Fund commenced operations on October 19, 2009. The Astor Sector Allocation Fund commenced operations on November 30, 2011. The Astor Macro Alternative Fund commenced operations on June 22, 2015.

The Astor Dynamic Allocation Fund currently offers Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Sector Allocation Fund currently offer Class A, Class C, and Class I shares. Class C and Class I shares are offered at net asset value and Class A shares are offered at net asset value plus a maximum sales charge of 4.75%. The Astor Macro Alternative Fund currently offers Class I shares offered at net asset value. Class A and Class C are not offered for sale at this time. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees), and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The consolidated financial statements of the Astor Macro Alternative Fund include the Astor Macro Alternative Fund and its wholly owned subsidiary AMA Fund Limited (“AMA”). AMA commenced operations on June 22, 2015 and is incorporated in the Cayman Islands as an exempted company with limited liability.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having sixty days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Futures Contracts – The Astor Macro Alternative Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Valuation of Underlying Funds – Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2020, for the Funds’ assets and liabilities measured at fair value:

Astor Dynamic Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$226,116,092	$—	$—	$226,116,092
Investment Purchased As Securities Lending Collateral	45,410,992	—	—	45,410,992
Money Market Fund	2,316,426	—	—	2,316,426
Total	$273,843,510	$—	$—	$273,843,510

Astor Sector Allocation Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,109,552	$—	$—	$31,109,552
Investment Purchased As Securities Lending Collateral	520,076	—	—	520,076
Money Market Fund	1,367,399	—	—	1,367,399
Total	$32,997,027	$—	$—	$32,997,027

Astor Macro Alternative Fund

Assets **	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,759,704	$—	$—	$11,759,704
Open futures contracts ***	92,823	—	—	92,823
Short-Term Investment	830,654	—	—	830,654
Total	$12,683,181	$—	$—	$12,683,181

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Refer to the Consolidated Schedule of Investments for classification by asset class.

***	Includes cumulative net unrealized appreciation on futures contracts open at July 31, 2020.

Consolidation of Subsidiaries – The consolidated financial statements of the Astor Macro Alternative Fund include AMA, a wholly-owned and controlled foreign corporation (“CFC”).

The Astor Macro Alternative Fund may invest up to 25% of its total assets in a CFC, which acts as an investment vehicle in order to effect certain investments consistent with the Astor Macro Alternative Fund’s investment objectives and policies. The Astor Macro Alternative Fund consolidates the results of subsidiaries in which the Astor Macro Alternative Fund holds a controlling economic interest. Controlling economic interest is generally deemed to exist with investment interests comprising greater than 50% of the net asset value of the subsidiary. However, the Astor Macro Alternative Fund may also consider qualitative aspects of control in determining if a controlling economic interest exists. These qualitative control considerations include the nature and organizational structure of the investment, as well as the Astor Macro Alternative Fund’s ability to control the circumstances leading to majority ownership. All significant inter-company accounts and transactions have been eliminated in consolidation.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

A summary of the net assets of AMA is as follows:

		% of Astor Macro Alternative
Inception Date of	AMA Net Assets at	Fund’s Net Assets at
AMA:	July 31, 2020	July 31, 2020
6/22/2015	$945,032	6.98%

The results from operations of AMA were as follows:

Net investment loss	$(11,468)
Net realized gain	305,818
Net decrease in unrealized depreciation	(9,996)
Net increase in net assets resulting from operations	$284,354

For tax purposes, AMA is an exempted Cayman Islands investment company. AMA has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AMA is a CFC which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, AMA’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Astor Macro Alternative Fund’s investment company taxable income.

In accordance with its investment objectives and through its exposure to the aforementioned managed futures program, the Astor Macro Alternative Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk – Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Currency Risk – Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Fixed-Income Risk – When the Funds invest in fixed-income ETFs that invest in fixed-income securities, the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of the fixed-income securities owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors impacting fixed-income securities include credit risk, maturity risk, market risk, extension or prepayment risk, illiquid security risks, investment-grade securities risk. These risks could affect the value of a particular investment by the Funds possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

ETF Risk – Exchange-Traded Funds (“ETFs”) are subject to investment advisory fees and other expenses, which will be indirectly paid by each Fund. As a result, your cost of investing in each Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange. ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares. ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. ETFs may employ leverage, which magnifies the changes in the value of the ETFs. Finally, because the value of ETF shares depends on the demand in the market, the advisor may not be able to liquidate each Fund’s holdings at the most optimal time, adversely affecting performance. If the Fund invests a significant portion of its assets in ETFs offered by one ETF sponsor, the Fund could be exposed to additional risks and losses if the sponsor’s ETFs fall out of favor in the marketplace and trading volumes cause the ETF’s market prices to decline.

You will indirectly bear fees and expenses charged by the ETFs in addition to the Funds’ direct fees and expenses. Additional risks of investing in ETFs are described below:

(a)       Strategy Risk. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(b)       Net Asset Value and Market Price Risk. The market value of the ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF share trades at a premium or discount to its net asset value.

(c)       Tracking Risk. Investment in a Fund should be made with the understanding that the ETFs in which a Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability to track the applicable indices.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Astor Dynamic Allocation Fund, the Astor Sector Allocation Fund, and the Astor Macro Alternative Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

Federal Income Taxes – Each Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2017 – July 31, 2019, or expected to be taken in the Funds’ July 31, 2020 tax returns. The Funds identified their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Assets and Liabilities as of July 31, 2020.

Contract Type/Primary Risk Exposure	Balance Sheet Location	Unrealized Appreciation (Depreciation)
Commodity Risk	Net unrealized appreciation on futures contracts	$(22,437)
Foreign Exchange Rate Risk	Net unrealized appreciation on futures contracts	100,250
Interest Risk	Net unrealized appreciation on futures contracts	15,010
Total		$92,823

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

The following is a summary of the location of derivative investments on the Astor Macro Alternative Fund’s Consolidated Statement of Operations for the year ended July 31, 2020:

			Realized and Unrealized Gain
		Location of Gain (Loss) on	(Loss) on Derivatives recognized
Derivative Investment Type	Primary Risk Exposure	Derivatives recognized in income	in income
Futures Contracts	Commodity Risk	Net realized gain from futures transactions	$12,267
	Equity Risk	Net realized gain from futures transactions	109,636
	Foreign Exchange Rate Risk	Net realized gain from futures transactions	104,275
	Interest Risk	Net realized gain from futures transactions	83,390
Total			$309,568
Futures Contracts	Commodity Risk	Net change in unrealized depreciation on futures contracts	$(35,356)
	Equity Risk	Net change in unrealized appreciation (depreciation) futures contracts	(3)
	Foreign Exchange Rate Risk	Net change in unrealized appreciation (depreciation) on futures contracts	35,776
	Interest Risk	Net change in unrealized appreciation (depreciation) on futures contracts	(21,482)
Total			$(21,065)

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Astor Macro Alternative Fund.

Offsetting of Financial Assets and Derivative Assets

The Astor Macro Alternative Fund’s policy is to recognize a net asset or liability equal to the unrealized gain (loss) on futures contracts. The following table shows additional information regarding the offsetting of assets and liabilities at July 31, 2020 for the Astor Macro Alternative Fund.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

Astor Macro Alternative Fund

Gross Amounts Not Offset in the
Consolidated Statement of Assets &
Assets:				Liabilities
		Gross Amounts Offset in	Net Amounts of Assets
	Gross Amounts of	the Consolidated	Presented in the
	Recognized	Statement of Assets &	Consolidated Statement	Financial	Cash Collateral
Description	Assets	Liabilities	of Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$142,125	$(49,302)	$92,823	$—	$—	$92,823
Total	$142,125	$(49,302)	$92,823	$—	$—	$92,823

Liabilities:
Net Amounts of
		Gross Amounts Offset in	Liabilities Presented in
	Gross Amounts of	the Consolidated	the Consolidated
	Recognized	Statement of Assets &	Statement of Assets &	Financial	Cash Collateral
Description	Liabilities	Liabilities	Liabilities	Instruments	Received	Net Amount
Futures Contracts	$49,302	$(49,302)	$—	$—	$—	$—
Total	$49,302	$(49,302)	$—	$—	$—	$—

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Security Loans – The Astor Dynamic Allocation Fund and the Astor Sector Allocation Fund have entered into a securities lending arrangement with BNP Paribas (the “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of July 31, 2020:

				Gross Amounts Not Offset in the
				Statement of Assets & Liabilities
			Net Amounts of
		Gross Amounts	Assets
		Offset in the	Presented in the
	Gross Amounts	Statement of	Statement of	Financial
	of Recognized	Assets &	Assets &	Instruments	Cash Collateral	Net Amount of
Assets:	Assets	Liabilities	Liabilities	Pledged	Received	Assets
Astor Dynamic Allocation Fund
Description:
Securities Loaned	$44,196,994	$—	$44,196,994	$—	$44,196,994	$—
Total	$44,196,994	$—	$44,196,994	$—	$44,196,994	$—

Astor Sector Allocation Fund
Description:
Securities Loaned	$502,315	$—	$502,315	$—	$502,315	$—
Total	$502,315	$—	$502,315	$—	$502,315	$—

The following table breaks out the holdings received as collateral as of July 31, 2020:

Securities Lending Transactions
Overnight and Continuous
Astor Dynamic Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$45,410,992

Astor Sector Allocation Fund
Morgan Stanley Liquidity Treasury Fund	$520,076

3.	INVESTMENT TRANSACTIONS

For the year ended July 31, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $276,937,782 and $253,936,848, respectively, for Astor Dynamic Allocation Fund, $47,008,970 and $64,520,599, respectively, for Astor Sector Allocation Fund, and $25,636,622 and $20,586,251, respectively, for the Astor Macro Alternative Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Astor Investment Management, LLC (the “Advisor”) is the Funds’ investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), the Advisor, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Advisor receives a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.95% for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund’s average daily net assets and 1.45% of the Astor Macro Alternative Fund’s average daily net assets. The Advisor earned $2,209,468, $390,922 and $108,110 in management fees for the year ended July 31, 2020 from the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund and Astor Macro Alternative Fund, respectively.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers, other than the Advisor) do not exceed 1.40%, 2.15% and 1.15% per annum of the Astor Dynamic Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares respectively, 1.40%, 2.15%, and 1.15% per annum of the Astor Sector Allocation Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively, and 1.75% per annum of the Astor Macro Alternative Fund’s average daily net assets for Class I.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund(s). These fee waivers and expense reimbursements are subject to possible recoupment from the Fund(s) in future years (within the three years from the date when the amount is waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. The Board may terminate this expense reimbursement arrangement at any time.

During the year ended July 31, 2020, the Advisor waived fees reimbursed expenses of $300,499, $223,426, and $137,175 for the Astor Dynamic Allocation Fund, Astor Sector Allocation Fund, and the Astor Macro Alternative Fund, respectively, pursuant to the Waiver Agreement. As of July 31, 2020, the Advisor has waived/reimbursed expenses that may be recovered no later than July 31 of the year indicated below:

Fund	2021	2022	2023	Total
Astor Dynamic Allocation Fund	$297,345	$231,807	$300,499	$829,651
Astor Sector Allocation Fund	223,468	160,642	223,426	607,536
Astor Macro Alternative Fund	163,395	128,651	137,175	429,221

The Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to Class A and Class C shares of each Fund. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to such Class A shares and 1.00% of the average daily net assets attributable to Class C shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Astor Dynamic Allocation Fund and Astor Sector Allocation Fund incurred $373,269 and $188,862 in 12b-1 fees for the year ended July 31, 2020, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. For the year ended July 31, 2020, $86,195, and $8,899 were paid to the underwriter for the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. Of these amounts, $12,761 and $1,364 were retained by the Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, respectively. There were no such fees paid by the Astor Macro Alternative Fund during the period. The Advisor incurs and pays for these fees for the benefit of the Funds.

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Funds as of July 31, 2020 and differs from market value by net unrealized appreciation/depreciation which consisted of:

		Gross Unrealized	Gross Unrealized	Total Unrealized
Fund	Aggregate Cost	Appreciation	Depreciation	Appreciation
Astor Dynamic Allocation Fund	$263,373,672	$10,887,664	$(417,826)	$10,469,838
Astor Sector Allocation Fund	31,316,294	2,056,112	(375,379)	1,680,733
Astor Macro Alternative Fund	12,152,489	796,197	(265,505)	530,692

The tax character of distributions paid during the fiscal years ended July 31, 2020 and July 31, 2019 was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2020	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$1,637,455	$3,895,588	$432,947	$5,965,990
Astor Sector Allocation Fund	52,118	4,453,592	—	4,505,710
Astor Macro Alternative Fund	521,945	183,340	—	705,285

For fiscal year ended	Ordinary	Long-Term	Return of	Total
July 31, 2019	Income	Capital Gain	Capital	Distribution
Astor Dynamic Allocation Fund	$1,991,034	$6,815,885	$—	$8,806,919
Astor Sector Allocation Fund	270,937	8,486,976	—	8,757,913
Astor Macro Alternative Fund	232,277	34,017	—	266,294

The Astor Funds
NOTES TO FINANCIAL STATEMENTS AND CONSOLIDATED FINANCIAL STATEMENTS (Continued)
July 31, 2020

The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to allowable foreign tax credits of $1,244 for fiscal year ended July 31, 2020 for the Astor Macro Alternative Fund.

As of July 31, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Astor Dynamic Allocation Fund	$—	$—	$(3,486,240)	$—	$—	$10,469,838	$6,983,598
Astor Sector Allocation Fund	82,103	—	—	(113,467)	—	1,680,733	1,649,369
Astor Macro Alternative Fund	286,942	207,046	—	—	—	541,070	1,035,058

The unrealized appreciation (depreciation) for Astor Macro Alternative Fund in the table above includes unrealized foreign currency gains of $ 10,378.

The differences between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gains, and unrealized appreciation from security transactions are primarily attributable to adjustments for grantor trusts and the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Astor Dynamic Allocation Fund	$3,486,240
Astor Sector Allocation Fund	—
Astor Macro Alternative Fund	—

At July 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring
CLCF
Portfolio	Short-Term	Long-Term	Total	Utilized
Astor Dynamic Allocation Fund	$—	$—	$—	$—
Astor Sector Allocation Fund	113,467	—	113,467	—
Astor Macro Alternative Fund	—	—	—	—

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2020, National Financial Services LLC held 29.08% of the voting securities of the Astor Dynamic Allocation Fund and may be deemed to control the Fund, respectively. As of July 31, 2020, Charles Schwab & Co., Inc. held 35.57% and National Financial Services LLC held 25.39% of the voting securities of the Astor Macro Alternative Fund and may be deemed to control the Fund, respectively.

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Astor Dynamic Allocation Fund,

Astor Sector Allocation Fund and Astor Macro Alternative Fund and

Board of Trustees of Northern Lights Fund Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Astor Macro Alternative Fund (the “Funds”), each a series of Northern Lights Fund Trust, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five years in the period then ended for Astor Dynamic Allocation Fund and Astor Sector Allocation Fund, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the consolidated financial highlights for each of the five years in the period then ended for Astor Macro Alternative Fund (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

C O H E N  &  C O M P A N Y ,  L T D .

800.229.1099 | 866.818.4535 fax | cohencpa.com

Registered with the Public Company Accounting Oversight Board

We have served as the Funds’ auditor since 2009.

COHEN & COMPANY, LTD.

Cleveland, Ohio

September 29, 2020

The Astor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2020

Astor Investment Management, LLC (Adviser- Astor Dynamic Allocation Fund, Astor Macro Alternative Fund, and Astor Sector Allocation Fund) *

In connection with the regular meeting held on March 18-19, 2020 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between Astor Investment Management, LLC (“Adviser”) and the Trust, with respect to the Astor Dynamic Allocation Fund, Astor Macro Alternative Fund and Astor Sector Allocation Fund (referred to as “Astor Dynamic”, “Astor Macro”, “Astor Sector” or the “Fund”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Astor was founded in 2001, had approximately $2.6 billion in AUM, offering a suite of strategies to a wide range of clients with varying risk profiles and investment objectives through several investment vehicle types. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Astor Funds, and took into consideration their education and the investment team’s diverse financial industry experience. They considered that the adviser’s investment process for the Astor Funds was based on research and analysis of economic and market data, and that the investment committee consolidated the research results into proprietary indicator models to determine investment allocations, risk profiles and tracking targets. They noted that the adviser managed traditional investment risks such as interest rate changes, durations, liquidity, concentration, and individual product risk through the use of risk management tools built directly into each strategy that may increase or decrease exposure and change the applicable Fund’s allocation to a single asset, asset class, or sector. They discussed the adviser’s broker-dealer selection, noting that the adviser utilized best execution policies to evaluate execution and service quality, operational proficiency, and reasonableness of commission rates. The Trustees concluded that the adviser continued to provide effective and quality services to each Astor Fund and its respective shareholders.

Performance.

Astor Dynamic. The Trustees considered the Fund’s objective of positive return through capital appreciation and income and discussed the Fund’s strategy. They noted that the Fund underperformed its Morningstar category median and peer group median for the since inception period but outperformed the comparable metrics over the 1-year, 3-year, and 5-year periods, earning a 4 star rating from Morningstar. The Trustees concluded that the adviser had done well in implementing a tactical strategy for the benefit of shareholders and the Fund’s performance was satisfactory.

Astor Macro. The Trustees considered the Fund’s objective of achieving positive risk-adjusted returns and discussed the Fund’s strategy, noting the types of instruments used to execute that strategy. The Trustees observed that the Fund outperformed its Morningstar category median and peer group median over the 1-year, 3-year and since inception periods. The Trustees noted that the Fund had been ranked in the top quartile with respect to standard deviation in each of the time periods. The Trustees concluded that, notwithstanding the Fund’s higher volatility, the adviser was executing the Fund’s strategy consistent with its stated objective, and that the Fund’s performance was satisfactory.

The Astor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
July 31, 2020

Astor Sector. The Trustees noted the Fund’s objective of capital appreciation and considered its strategy, noting that the adviser used a proprietary sector rotation model to execute the strategy. They observed that the Fund outperformed its Morningstar category median and peer group median over the 1-year, 3-year, 5-year and since inception time periods presented, but trailed the S&P 500 over all periods. After further discussion, the Trustees considered that the Fund’s performance was satisfactory.

Fees and Expenses.

Astor Dynamic. The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.95% was lower than the Broadridge selected peer group median, and equal to the Morningstar category median. The Trustees discussed the Fund’s net expense ratio of 1.15% and noted that it was lower than its peer group average and median as well as its Morningstar category median, but above its category average. The Trustees concluded that the Fund’s advisory fee was not unreasonable.

Astor Macro. The Trustees considered the Fund’s advisory fee, noting that the advisory fee of 1.45% was the highest among its assigned peer group, and higher than its Morningstar category median and average but within the range of the category. They further noted that the Fund’s net expense ratio of 1.75% was higher than the median and average of its peer group and Morningstar category but within the range of the category. The Trustees considered that the adviser executed multiple strategies across diverse asset classes and had an expense limitation in place with respect to the Fund. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Astor Sector. The Trustees evaluated the Fund’s advisory fee, noting that the advisory fee of 0.95% was slightly above its peer group average and lower than the peer group median. They observed that the advisory fee was higher than its Morningstar category average but lower than the category median. They further noted that the Fund’s net expense ratio was lower than its peer group median and average as well as its category median and average. After discussion, the Trustees concluded that the Fund’s advisory fee was not unreasonable.

Economies of Scale. The Trustees considered whether economies of scale had been reached with respect to the management of each Fund. They noted that the adviser had indicated its willingness to discuss the matter of breakpoints with the Trustees as each Fund increased its assets. The Trustees agreed that in light of the expense limitation agreements, and the adviser’s willingness to consider breakpoints as each Fund reaches readily attainable asset levels, the absence of breakpoints at this time was acceptable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser for each of the Astor Funds. They noted that the adviser reported a loss with respect to Astor Macro and that it realized profits with respect to Astor Dynamic and Astor Sector. The Trustee considered other factors cited by the adviser to support the level of profits, including, without limitation, business risks and opportunity costs. The Trustees noted that they would continue to discuss breakpoints with the adviser as the Funds grew assets. Based on the information presented, the Trustees concluded that the adviser’s profitability with respect to each Fund was not excessive.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure was not unreasonable and that renewal of the advisory agreement was in the best interests of the shareholders of Astor Dynamic, Astor Macro and Astor Sector.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Astor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended July 31, 2020, the Board and the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and they determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The Astor Funds
Expense Examples (Unaudited)
July 31, 2020

Example

As a shareholder of a Fund you will incur two types of costs: (1) transaction costs, including sales loads and redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	2/1/20	7/31/20	Period(a)	7/31/20	Period

Astor Dynamic Allocation Fund – Class A	1.40%	$1,000.00	$943.80	$6.77	$1,017.90	$7.02
Astor Dynamic Allocation Fund – Class C	2.15%	$1,000.00	$940.90	$10.38	$1,014.17	$10.77
Astor Dynamic Allocation Fund – Class I	1.15%	$1,000.00	$945.60	$5.56	$1,019.14	$5.77
Astor Sector Allocation Fund – Class A	1.40%	$1,000.00	$966.30	$6.84	$1,017.90	$7.02
Astor Sector Allocation Fund – Class C	2.15%	$1,000.00	$963.20	$10.49	$1,014.17	$10.77
Astor Sector Allocation Fund – Class I	1.15%	$1,000.00	$968.00	$5.63	$1,019.14	$5.77
Astor Macro Alternative Fund – Class I	1.75%	$1,000.00	$1,043.70	$8.89	$1,016.16	$8.77

(a)	Actual Expenses Paid During Period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days and divided by 366.

The Astor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
July 31, 2020

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	3	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

7/31/20 – NLFT_v1

The Astor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
July 31, 2020

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006-2012); and Vice-President, Blu Giant, LLC, (2004-2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 -2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of July 31, 2020, the Trust was comprised of 70 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Advisor. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Advisor.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-738-0333.

7/31/20 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

This Page Intentionally Left Blank.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-738-0333 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

ADVISOR
Astor Investment Management, LLC
111 South Wacker Dr. Suite 3950
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that Mark Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction. At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity. The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 - $ 40,500

2019 - $ 45,500

(b)	Audit-Related Fees

2020 - None

2019 - None

(c)	Tax Fees

2020 – $ 7,500

2019 – $ 8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 - None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                    2020 2019

Audit-Related Fees: 0.00% 0.00%

Tax Fees:                   0.00% 0.00%

All Other Fees:          0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $ 7,500

2019 - $ 8,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/6/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 10/6/2020

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 10/6/2020